Note 8 - Common Stock (Details Textual) - USD ($)	1 Months Ended	5 Months Ended	12 Months Ended
	Oct. 31, 2014	Nov. 30, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Jun. 14, 2016	Jun. 13, 2016
Common Stock, Shares Authorized			300,000,000	150,000,000		300,000,000	150,000,000
Common Stock, Capital Shares Reserved for Future Issuance			95,106,312
2006 Equity Incentive Plan [Member]
Allocated Share-based Compensation Expense			$ 54,805	$ 67,905	$ 101,191
Common Stock, Capital Shares Reserved for Future Issuance			1,705,500
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period			10 years
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period			3 years
2006 Equity Incentive Plan [Member] | Incentive Stock Options (ISO's) [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Purchase Price of Common Stock, Percent			110.00%
Equity Incentive Plan 2016 [Member]
Common Stock, Capital Shares Reserved for Future Issuance			3,000,000
Expense Associated with Warrant Modifications [Member]
Stock Issued During Period, Shares, Warrants Exercised	3,176,000		21,884,420
Proceeds from Warrant Exercises	$ 873,400		$ 1,339,801
Third Party Consulting Services [Member]
Stock Issued During Period, Shares, Issued for Services		378,205
Allocated Share-based Compensation Expense		$ 100,000